INTANGIBLE ASSETS, NET (Tables)	9 Months Ended
Sep. 30, 2019
INTANGIBLE ASSETS, NET
Schedule of Intangible assets

	As of	As of
	December 31, 2018	September 30, 2019

Customer relationships	532,322	532,322
Favorable leases	49,500	—
Licenses	6,000	6,000
	587,822	538,322
Less: accumulated amortization	(105,330)	(143,826)
Intangible assets, net	482,492	394,496